Boston Partners Long/Short Equity Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 96.4%		Shares	Value
Communication Services - 4.7%
Alphabet, Inc. - Class A (a)		7,803	$1,318,317
Baidu, Inc. - Class A (b)		50,048	531,314
DoubleDown Interactive Co. Ltd. - ADR (b)		15,471	215,047
Gravity Co. Ltd. - ADR (b)		6,280	423,963
John Wiley & Sons, Inc. - Class A		8,080	421,614
Vivid Seats, Inc. - Class A (a)(b)(c)		60,757	217,510
			3,127,765

Consumer Discretionary - 10.7%
Arcos Dorados Holdings, Inc. - Class A (a)(c)		106,174	858,948
Carriage Services, Inc. (a)		15,132	613,603
Cavco Industries, Inc. (b)		1,707	878,252
Frontdoor, Inc. (b)		11,711	686,265
Italian Sea Group SPA		33,290	261,286
JD.com, Inc. - Class A		23,986	448,370
Leon's Furniture Ltd.		13,388	259,336
MGM Resorts International (b)(c)		6,892	264,239
Monarch Casino & Resort, Inc. (c)		3,433	288,406
Perdoceo Education Corp. (a)		16,192	444,470
Potbelly Corp. (a)(b)		24,456	254,342
Quantasing Group Ltd. - ADR (a)(c)		45,644	122,326
Stellantis NV (a)		33,922	447,770
Super Group SGHC Ltd.		133,157	885,494
Victoria's Secret & Co. (b)(c)		10,448	405,800
			7,118,907

Consumer Staples - 5.5%
British American Tobacco PLC - ADR (a)		25,814	979,383
Coca-Cola Europacific Partners PLC		6,630	514,355
Ebro Foods SA		21,747	367,781
Kenvue, Inc. (a)		21,929	528,050
Lifeway Foods, Inc. (a)(b)		20,488	500,932
PriceSmart, Inc.		3,549	318,487
Turning Point Brands, Inc.		7,335	454,037
			3,663,025

Energy - 4.1%
Canadian Natural Resources Ltd. (a)		46,804	1,582,911
Schlumberger Ltd. (c)		12,111	532,157
Solaris Energy Infrastructure, Inc. (a)		23,846	587,804
			2,702,872

Financials - 22.5%
Banco Bilbao Vizcaya Argentaria SA - ADR		57,896	547,117
Bank of America Corp. (a)		17,034	809,285
BGC Group, Inc. - Class A (a)		146,678	1,428,644
Citigroup, Inc. (a)		11,393	807,422
Crawford & Co. - Class A (a)		18,500	219,225
Fairfax Financial Holdings Ltd.		1,286	1,817,414
Fidelis Insurance Holdings Ltd. (a)		29,516	605,963
Greenlight Capital Re Ltd. - Class A (a)(b)		30,388	453,693
Hamilton Insurance Group Ltd. - Class B (b)		27,870	531,760
Heritage Insurance Holdings, Inc. (b)(d)		35,287	438,617
Intercorp Financial Services, Inc.		11,859	329,087
International General Insurance Holdings Ltd.		14,199	368,393
Jefferies Financial Group, Inc. (a)		7,828	619,508
Jiayin Group, Inc. - ADR (a)		30,135	192,864
KB Financial Group, Inc. - ADR (c)		11,099	765,054
Moneylion, Inc. (b)		4,105	376,429
New Residential Investment Corp.		41,830	470,588
Northeast Bank		4,611	453,953
Northeast Community Bancorp, Inc.		11,309	340,966
PayPal Holdings, Inc. (b)		3,681	319,400
Shift4 Payments, Inc. - Class A (b)(c)		5,331	608,160
Stifel Financial Corp. (a)		9,032	1,045,906
Wells Fargo & Co. (a)		10,198	776,782
Willis Towers Watson PLC		2,178	701,316
			15,027,546

Health Care - 12.6%
Amgen, Inc. (a)		1,044	295,316
Bristol-Myers Squibb Co.		14,154	838,200
Catalyst Pharmaceuticals, Inc. (a)(b)		50,162	1,107,075
Cigna Group (a)		1,970	665,466
HCA Healthcare, Inc. (a)		1,282	419,496
Jazz Pharmaceuticals PLC (b)		4,234	514,812
Johnson & Johnson (a)		5,755	892,083
Lantheus Holdings, Inc. (b)(c)		9,992	891,986
Medtronic PLC (a)		7,982	690,762
Novartis AG - ADR (c)		5,595	591,783
Quipt Home Medical Corp. (a)(b)(c)		81,822	219,283
Sandoz Group AG - ADR (c)		11,504	524,514
UnitedHealth Group, Inc.		1,190	726,138
			8,376,914

Industrials - 11.8%
Alaska Air Group, Inc. (b)		8,637	454,306
Barrett Business Services, Inc. (a)		24,417	1,047,734
Brady Corp. - Class A		3,696	276,794
Builders FirstSource, Inc. (a)(b)		2,573	479,787
CACI International, Inc. - Class A (b)		787	361,926
Euroseas Ltd.		5,640	214,884
Galliford Try Holdings PLC		208,701	1,003,817
Lyft, Inc. - Class A (a)(b)		22,369	388,326
Nano Dimension Ltd. - ADR (a)(b)(c)		92,902	200,668
NEXTracker, Inc. - Class A (b)		4,583	174,887
Quanta Services, Inc. (a)		1,085	373,804
RCM Technologies, Inc. (b)		11,613	265,705
Sterling Infrastructure, Inc. (a)(b)		8,375	1,628,519
Textron, Inc.		7,375	631,521
ZIM Integrated Shipping Services Ltd.		17,967	395,993
			7,898,671

Information Technology - 16.5%
Adeia, Inc. (a)		43,607	528,517
Check Point Software Technologies Ltd. (b)		3,580	651,560
Cognizant Technology Solutions Corp. - Class A (a)		8,364	673,218
Dropbox, Inc. - Class A (a)(b)		9,067	250,793
Hackett Group, Inc. (a)		22,615	708,754
InterDigital, Inc. (c)		6,659	1,304,898
LiveRamp Holdings, Inc. (b)		11,624	352,905
Microchip Technology, Inc.		2,558	174,379
Nice Ltd. - ADR (b)(c)		2,867	523,055
Open Text Corp. (a)(c)		21,522	654,914
Oracle Corp. (a)		2,356	435,483
Photronics, Inc. (a)(b)		27,930	695,736
QUALCOMM, Inc. (a)		2,047	324,511
RingCentral, Inc. - Class A (a)(b)(c)		23,586	887,541
Samsung Electronics Co., Ltd.		9,695	381,239
Silicon Motion Technology Corp. - ADR		5,395	286,313
TeamViewer SE (b)(e)		30,561	373,356
Telefonaktiebolaget LM Ericsson - ADR (a)		86,551	704,525
Twilio, Inc. - Class A (b)		8,440	882,318
Zoom Video Communications, Inc. - Class A (b)		2,938	242,943
			11,036,958

Materials - 4.1%
Dundee Precious Metals, Inc.		43,413	406,827
Ferroglobe PLC (a)		99,050	431,858
Glencore PLC - ADR (a)		43,477	417,827
Mosaic Co.		14,097	373,007
Pan American Silver Corp.		12,629	277,459
Rio Tinto PLC - ADR (a)(c)		4,226	265,562
Taseko Mines Ltd. (a)(b)		122,525	252,402
Ternium SA - ADR (a)		9,390	311,466
			2,736,408

Real Estate - 3.9%
CTO Realty Growth, Inc.		19,908	406,322
Newmark Group, Inc. - Class A (a)		78,339	1,212,688
Park Hotels & Resorts, Inc. (c)		24,045	373,900
Pebblebrook Hotel Trust (a)(c)		31,322	433,809
Star Holdings (b)		13,692	154,035
			2,580,754
TOTAL COMMON STOCKS (Cost $42,373,605)			64,269,820

PURCHASED OPTIONS - 0.0%	Notional Amount	Contracts	Value
Put Options - 0.0%(f)			$–
Jefferies Financial Group, Inc., Expiration: 12/20/2024; Exercise Price: $57.50 (g)(h)	$ 688,518	87	$435
TOTAL PURCHASED OPTIONS (Cost $31,335)			435

SHORT-TERM INVESTMENTS - 14.0%			Value
Investments Purchased with Proceeds from Securities Lending - 14.0%		Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.64% (i)		9,351,362	9,351,362

Money Market Funds - 0.0%(f)		Shares
MSILF Prime Portfolio - Class Institutional, 4.72% (i)		718	718
TOTAL SHORT-TERM INVESTMENTS (Cost $9,352,080)			9,352,080

TOTAL INVESTMENTS - 110.4% (Cost $51,757,020)			73,622,335
Liabilities in Excess of Other Assets - (10.4)%			(6,908,360)
TOTAL NET ASSETS - 100.0%			$66,713,975
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni

(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $28,649,970 which represented 42.9% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $8,534,135 which represented 3.6% of net assets.
(d)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $373,356 or 0.6% of the Fund’s net assets.

(f)	Represents less than 0.05% of net assets.
(g)	Exchange-traded.
(h)	100 shares per contract.
(i)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Boston Partners Long/Short Equity Fund
Schedule of Written Options
November 30, 2024 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
Heritage Insurance Holdings, Inc., Expiration: 12/20/2024; Exercise Price: $17.50 (b)(c)	$(437,536)	(352)	$(880)
TOTAL WRITTEN OPTIONS (Premiums received $64,989)			$(880)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Boston Partners Long/Short Equity Fund
Schedule of Securities Sold Short
November 30, 2024 (Unaudited)

COMMON STOCKS - (20.2)%	Shares	Value
Communication Services - (1.3)%
Boston Omaha Corp. - Class A	(11,224)	$(171,390)
Clear Channel Outdoor Holdings, Inc.	(177,786)	(268,457)
CTC Communications Group, Inc.(a)	(98,900)	0
Rumble, Inc.	(63,779)	(452,831)
		(892,678)

Consumer Discretionary - (5.4)%
Acushnet Holdings Corp.	(2,893)	(211,507)
Birkenstock Holding PLC	(5,287)	(273,126)
Boot Barn Holdings, Inc.	(1,368)	(187,608)
Brunswick Corp.	(4,970)	(400,135)
Cava Group, Inc.	(2,007)	(282,786)
First Watch Restaurant Group, Inc.	(14,756)	(281,692)
Floor & Decor Holdings, Inc. - Class A	(3,507)	(393,521)
Goodyear Tire & Rubber Co.	(17,757)	(190,710)
Groupon, Inc.	(11,086)	(103,987)
Krispy Kreme, Inc.	(23,579)	(259,841)
Kura Sushi USA, Inc. - Class A	(2,089)	(223,356)
Qsound Labs, Inc.(a)	(4,440)	0
QuantumScape Corp.	(24,091)	(125,996)
Vizio Holding Corp. - Class A	(22,656)	(258,052)
Warby Parker, Inc. - Class A	(17,493)	(394,292)
		(3,586,609)

Consumer Staples - (1.2)%
Amish Naturals, Inc.(a)	(25,959)	0
Hershey Co.	(1,407)	(247,815)
Lancaster Colony Corp.	(1,259)	(233,972)
Westrock Coffee Co.	(39,931)	(320,646)
		(802,433)

Energy - (0.4)%
Beard Co.(a)	(9,710)	(1)
Calumet, Inc.	(10,360)	(233,514)
		(233,515)

Financials - (1.7)%
Credit Acceptance Corp.	(577)	(287,173)
Nelnet, Inc. - Class A	(2,279)	(248,229)
Remitly Global, Inc.	(9,540)	(196,142)
Upstart Holdings, Inc.	(5,294)	(417,114)
		(1,148,658)

Health Care - (2.4)%
BodyTel Scientific, Inc.(a)	(4,840)	0
CareView Communications, Inc.	(165,489)	(5,594)
Cibus, Inc.	(17,489)	(84,997)
Establishment Labs Holdings, Inc.	(5,433)	(249,320)
LifeStance Health Group, Inc.	(37,744)	(283,835)
Moderna, Inc.	(2,621)	(112,860)
Neogen Corp.	(14,396)	(204,135)
PROCEPT BioRobotics Corp.	(4,876)	(466,097)
Stevanato Group SpA	(10,552)	(211,357)
		(1,618,195)

Industrials - (1.6)%
374Water, Inc.	(45,435)	(44,708)
Ameresco, Inc. - Class A	(5,730)	(161,414)
Applied Energetics, Inc.	(54,756)	(40,383)
Bridger Aerospace Group Holdings, Inc.	(30,409)	(83,625)
Corporate Resource Services, Inc.(a)	(218,896)	(22)
Custom Truck One Source, Inc.	(28,940)	(173,061)
Driven Brands Holdings, Inc.	(19,210)	(323,688)
DynaMotive Energy Systems Corp.(a)	(72,185)	(7)
Ener1, Inc.(a)	(102,820)	(10)
LanzaTech Global, Inc.	(46,248)	(57,348)
Redwire Corp.	(13,783)	(192,411)
Valence Technology, Inc.(a)	(27,585)	(3)
		(1,076,680)

Information Technology - (5.6)%
Alpha & Omega Semiconductor Ltd.	(3,772)	(156,425)
Amplitude, Inc. - Class A	(16,279)	(168,325)
ANTs software, Inc.(a)	(10,334)	(1)
Astera Labs, Inc.	(3,891)	(401,746)
Atomera, Inc.	(23,664)	(146,244)
Consygen, Inc.(a)	(200)	0
Entegris, Inc.	(2,477)	(261,646)
Evolv Technologies Holdings, Inc.	(44,974)	(182,145)
Impinj, Inc.	(1,468)	(282,164)
Interliant, Inc.(a)	(600)	0
IonQ, Inc.	(20,451)	(746,461)
Lightwave Logic, Inc.	(54,237)	(155,660)
MicroVision, Inc.	(116,598)	(104,938)
Nestor, Inc.(a)	(15,200)	(2)
NextNav, Inc.	(25,008)	(434,889)
Novanta, Inc.	(1,079)	(180,171)
Samsara, Inc. - Class A	(3,881)	(207,595)
Sprout Social, Inc. - Class A	(6,472)	(207,233)
Tiger Telematics, Inc.(a)	(6,510)	0
Tucows, Inc. - Class A	(5,483)	(96,994)
Uni-Pixel, Inc.(a)	(19,665)	(2)
Worldgate Communications, Inc.(a)	(582,655)	(58)
XRiver Corp.(a)	(34,156)	0
		(3,732,699)

Materials - (0.6)%
Lifezone Metals Ltd.	(19,493)	(138,400)
PureCycle Technologies, Inc.	(16,938)	(225,191)
		(363,591)
TOTAL COMMON STOCKS (Proceeds $15,716,306)		(13,455,058)

TOTAL SECURITIES SOLD SHORT - (20.2)% (Proceeds $15,716,306)		$(13,455,058)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $(106) or 0.0% of net assets as of November 30, 2024.

Boston Partners Long/Short Equity Fund
Schedule of Contracts for Difference
November 30, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Fositek Corp.	Morgan Stanley	Pay	EFFR + (16.63)%	Termination	07/16/2027	$(166,610)	$(45,114)
Net Unrealized Appreciation (Depreciation)							$(45,114)

There are no upfront payments or receipts associated with total return Contracts for Difference in the Fund as of November 30, 2024.

EFFR - Effective Federal Funds Rate was 4.58% as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Boston Partners Long/Short Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$61,906,475	$2,363,345	$–	(a)	$64,269,820
Purchased Options	–	435	–		435
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		9,351,362
Money Market Funds	718	–	–		718
Total Investments	$61,907,193	$2,363,780	$–	(a)	$73,622,335

Liabilities:
Investments:
Common Stocks	$(13,454,951)	$–	$(107)		$(13,455,058)
Written Options	–	(880)	–		(880)
Total Investments	$(13,454,951)	$(880)	$(107)		$(13,455,938)

Other Financial Instruments:
Contracts for Difference*	(45,114)	–	–		(45,114)
Total Other Financial Instruments	$(45,114)	$–	$–		$(45,114)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of November 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,351,362 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.